Private Placement (Details) - Schedule of Derivative Instruments - Forward Purchase Agreement [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Derivative Instruments [Line Items]
Reduction of subscription receivable	$ 15,123
Reduction in forward purchase derivative liability	(14,181)
Shareholder receivable	(500)
Loss on amendment to forward purchase contract	$ 442